Long-Term Borrowings- Reconciliation of lease liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-Term Borrowings
Balance at beginning of year	$ 7,160	$ 11,380
Change from financing activities:
Effect of exchange rate changes	(955)	(678)
Balance at end of year	4,218	7,160
Long-term unsecured borrowings (including current portion)
Long-Term Borrowings
Balance at beginning of year	34,500	40,500
Change from financing activities:
Acquisitions through business combinations	422	0
Proceeds from borrowings	0	0
Repayments of borrowings	(6,416)	(6,000)
Effect of exchange rate changes	(6)	0
Total changes from financing activities	(6,000)	(6,000)
Balance at end of year	$ 28,500	$ 34,500